SCHEDULE OF INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles gross carrying amount	$ 26,549,000
Finite-lived intangibles accumulated amortization	(739,625)
Finite-lived intangibles carrying value	25,809,375
Intangible assets gross carrying amount	26,549,000
Intangible assets accumulated amortization	(739,625)
Intangible assets carrying value	25,809,375
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles gross carrying amount	3,036,000
Finite-lived intangibles accumulated amortization	(151,800)
Finite-lived intangibles carrying value	$ 2,884,200
Estimated useful life	5 years
Customer List [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles gross carrying amount	$ 2,239,000
Finite-lived intangibles accumulated amortization	(55,975)
Finite-lived intangibles carrying value	$ 2,183,025
Estimated useful life	10 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles gross carrying amount	$ 21,274,000
Finite-lived intangibles accumulated amortization	(531,850)
Finite-lived intangibles carrying value	$ 20,742,150
Estimated useful life	10 years